Inventory - Summary of Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Finished goods	$ 27,474	$ 68,420
Raw materials	55,644	19,584
WIP	2,853	1,961
Total Inventory	$ 85,971	$ 89,965